Grants and other liabilities (Details) $ in Thousands	3 Months Ended
	Mar. 31, 2024 USD ($) Type	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)
Grants and other liabilities [Abstract]
Grants	$ 838,207		$ 852,854
Other liabilities and provisions	371,983		380,954
Dismantling provision	157,672		155,279
Lease liabilities	84,662		82,366
Accruals on Spanish market prices differences	85,555		98,820
Others	44,094		44,489
Grants and other non-current liabilities	$ 1,210,190		1,233,808
Number of grant types | Type	2
Income from grants	$ 14,591	$ 14,667
Accruals on Spanish market prices differences	12,194		12,475
Solana and Mojave [Member]
Grants and other liabilities [Abstract]
Income from grants	14,500	$ 14,600
U.S. Department of Treasury [Member]
Grants and other liabilities [Abstract]
Grants	570,000		578,000
Federal Financing Bank [Member]
Grants and other liabilities [Abstract]
Grants	$ 267,000		$ 273,000